SCHEDULE OF LIST OF RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Relationship	Deputy General Manager/10% shareholder of the Company	Deputy General Manager/10% shareholder of the Company
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Relationship	10% shareholder of the Company	10% shareholder of the Company
Huajian Xu [Member]
Related Party Transaction [Line Items]
Relationship	CEO of the Company	CEO of the Company
Xing Xia [Member]
Related Party Transaction [Line Items]
Relationship	Deputy General Manager/15% shareholder of Wuxi Jinbang	Deputy General Manager/15% shareholder of Wuxi Jinbang
Jiangsu Zhihe New Energy Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Xia Xing(d) holds 49% of the Company’s shares and serves as a supervisor.	Xia Xing(d) holds 49% of the Company’s shares and serves as a supervisor.
Pingyi Xu [Member]
Related Party Transaction [Line Items]
Relationship	Xu Huajian’s son	Xu Huajian’s son
Linhui He [Member]
Related Party Transaction [Line Items]
Relationship	Cai Jiancong (a)’s wife	Cai Jiancong (a)’s wife
Wealthford Capital Ltd [Member]
Related Party Transaction [Line Items]
Relationship	57.88% shareholder of the Company	57.88% shareholder of the Company
Hangzhou Zhiyi Digital Technology Co Ltd [Member] | Xu Pingyi [Member]
Related Party Transaction [Line Items]
Relationship	Xu Pingyi(f) holds 90% of the Company’s shares and serves as a supervisor	Xu Pingyi(f) holds 90% of the Company’s shares and serves as a supervisor
Hangzhou Zhiyi Digital Technology Co Ltd [Member] | Xu Huajian [Member]
Related Party Transaction [Line Items]
Relationship	Xu Huajian(c) holds 10% of the Company’s shares	Xu Huajian(c) holds 10% of the Company’s shares
Qianlimu (Shiyan) Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship	Hangzhou Zhiyi Digital Technology Co., Ltd. (j) holds 70% of the company’s share.	Hangzhou Zhiyi Digital Technology Co., Ltd. (j) holds 70% of the company’s share.